                             PENN SERIES FUNDS, INC.
                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                                600 DRESHER ROAD
                           HORSHAM, PENNSYLVANIA 19044
                                 (215) 956-8000

                   CERTIFICATION PURSUANT TO RULE 497(j) UNDER
                         THE SECURITIES ACT OF 1933, AS
                            AMENDED FILE NO. 2-77284

We hereby certify that the prospectus and statement of additional information that would have been required to be filed under Rule 497(c) would not have differed from that contained in post-Effective Amendment No. 50 to the Registration Statement for Penn Series Funds, Inc. (File No. 2-77284) electronically filed on April 4, 2001, the most recent amendment to the Registration Statement.

                                  Penn Series Funds, Inc.

                                  By:The Penn Mutual Life Insurance Company

Dated:  May 1, 2001               By: /s/ Kenneth J. Kussay
                                      --------------------------------------
                                                Kenneth J. Kussay